Quarterly Holdings Report
for
Fidelity Simplicity RMD 2010 Fund℠
April 30, 2024
RW32-NPRT3-0624
1.858596.116
Domestic Equity Funds - 14.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	4,287	48,784
Fidelity Series Blue Chip Growth Fund (a)	7,750	134,470
Fidelity Series Commodity Strategy Fund (a)	931	90,282
Fidelity Series Growth Company Fund (a)	11,633	250,462
Fidelity Series Intrinsic Opportunities Fund (a)	4,124	46,977
Fidelity Series Large Cap Stock Fund (a)	10,969	235,504
Fidelity Series Large Cap Value Index Fund (a)	4,817	73,848
Fidelity Series Opportunistic Insights Fund (a)	7,012	149,717
Fidelity Series Small Cap Core Fund (a)	540	5,978
Fidelity Series Small Cap Discovery Fund (a)	1,739	20,403
Fidelity Series Small Cap Opportunities Fund (a)	4,776	68,581
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,270	164,790
Fidelity Series Value Discovery Fund (a)	9,711	147,906
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,165,681)		1,437,702

International Equity Funds - 16.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,166	91,813
Fidelity Series Emerging Markets Fund (a)	13,181	115,072
Fidelity Series Emerging Markets Opportunities Fund (a)	25,791	460,622
Fidelity Series International Growth Fund (a)	14,583	257,101
Fidelity Series International Small Cap Fund (a)	8,741	146,588
Fidelity Series International Value Fund (a)	21,060	259,033
Fidelity Series Overseas Fund (a)	19,104	257,716
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,357,937)		1,587,945

Bond Funds - 66.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	148,740	1,418,983
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	43,880	323,833
Fidelity Series Emerging Markets Debt Fund (a)	6,761	51,990
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,893	16,642
Fidelity Series Floating Rate High Income Fund (a)	1,111	10,025
Fidelity Series High Income Fund (a)	6,458	53,799
Fidelity Series International Credit Fund (a)	441	3,501
Fidelity Series International Developed Markets Bond Index Fund (a)	46,493	395,187
Fidelity Series Investment Grade Bond Fund (a)	409,385	3,958,752
Fidelity Series Long-Term Treasury Bond Index Fund (a)	53,981	285,559
Fidelity Series Real Estate Income Fund (a)	1,017	9,778
TOTAL BOND FUNDS (Cost $7,311,958)		6,528,049

Short-Term Funds - 3.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	276,119	276,119
Fidelity Series Short-Term Credit Fund (a)	6,150	60,207
TOTAL SHORT-TERM FUNDS (Cost $336,710)		336,326

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,172,286)	9,890,022
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,005)
NET ASSETS - 100.0%	9,886,017

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,370,749	342,857	303,635	35,102	(4,188)	13,200	1,418,983
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	373,188	51,446	77,502	11,559	(14,580)	(8,719)	323,833
Fidelity Series All-Sector Equity Fund	43,510	14,969	12,526	3,209	1,141	1,690	48,784
Fidelity Series Blue Chip Growth Fund	120,315	31,311	38,212	670	1,663	19,393	134,470
Fidelity Series Canada Fund	97,819	19,254	26,727	3,246	2,192	(725)	91,813
Fidelity Series Commodity Strategy Fund	76,903	36,208	18,542	3,065	(1,159)	(3,128)	90,282
Fidelity Series Emerging Markets Debt Fund	52,727	9,255	11,103	2,542	(373)	1,484	51,990
Fidelity Series Emerging Markets Debt Local Currency Fund	17,887	3,986	3,610	1,212	(285)	(1,336)	16,642
Fidelity Series Emerging Markets Fund	117,156	39,153	41,453	2,999	(3,010)	3,226	115,072
Fidelity Series Emerging Markets Opportunities Fund	496,992	139,500	170,904	13,846	(12,516)	7,550	460,622
Fidelity Series Floating Rate High Income Fund	10,343	2,509	2,858	764	(62)	93	10,025
Fidelity Series Government Money Market Fund 5.4%	662,457	159,424	545,762	19,737	-	-	276,119
Fidelity Series Growth Company Fund	224,043	64,822	68,298	6,716	1,870	28,025	250,462
Fidelity Series High Income Fund	55,481	9,317	11,397	2,693	(558)	956	53,799
Fidelity Series International Credit Fund	3,288	114	-	114	-	99	3,501
Fidelity Series International Developed Markets Bond Index Fund	401,763	75,029	79,873	13,745	(3,649)	1,917	395,187
Fidelity Series International Growth Fund	277,999	55,865	93,313	3,526	2,381	14,169	257,101
Fidelity Series International Small Cap Fund	77,606	98,930	42,795	5,604	(166)	13,013	146,588
Fidelity Series International Value Fund	279,712	47,282	87,202	8,779	5,383	13,858	259,033
Fidelity Series Intrinsic Opportunities Fund	44,738	21,145	15,053	9,339	(1,067)	(2,786)	46,977
Fidelity Series Investment Grade Bond Fund	3,785,894	966,869	691,016	122,301	(24,097)	(78,898)	3,958,752
Fidelity Series Large Cap Stock Fund	210,602	75,376	70,877	10,923	2,805	17,598	235,504
Fidelity Series Large Cap Value Index Fund	65,882	25,366	19,647	2,788	762	1,485	73,848
Fidelity Series Long-Term Treasury Bond Index Fund	417,947	130,903	229,849	10,457	(70,062)	36,620	285,559
Fidelity Series Opportunistic Insights Fund	133,510	31,056	40,103	1,358	160	25,094	149,717
Fidelity Series Overseas Fund	278,404	53,103	90,190	4,485	3,754	12,645	257,716
Fidelity Series Real Estate Income Fund	14,361	1,817	6,247	638	(622)	469	9,778
Fidelity Series Short-Term Credit Fund	122,634	15,192	79,594	2,637	(739)	2,714	60,207
Fidelity Series Small Cap Core Fund	413	5,747	90	6	11	(103)	5,978
Fidelity Series Small Cap Discovery Fund	19,238	6,950	6,253	533	41	427	20,403
Fidelity Series Small Cap Opportunities Fund	64,164	17,887	18,268	659	536	4,262	68,581
Fidelity Series Stock Selector Large Cap Value Fund	146,606	60,620	47,417	10,501	740	4,241	164,790
Fidelity Series Value Discovery Fund	131,397	55,727	39,413	7,021	702	(507)	147,906
	10,195,728	2,668,989	2,989,729	322,774	(112,992)	128,026	9,890,022

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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